Subsequent Events (Details) $ / shares in Units, ¥ in Thousands		12 Months Ended
	Aug. 26, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥)	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Subsequent Events
Value of shares available for sale | ¥		¥ 14,240
Class A ordinary shares
Subsequent Events
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Subsequent event | Class A ordinary shares | Sales Agreement With AC Sunshine Securities LLC
Subsequent Events
Number of shares, issued | shares	900
Common Stock, Par or Stated Value Per Share	$ 0.0001
Subsequent event | Class A ordinary shares | Sales Agreement With AC Sunshine Securities LLC | Maximum
Subsequent Events
Value of shares available for sale | $	$ 50,000,000